Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
STOCKHOLDERS' EQUITY
Common Stock; Par Value
Common Stock; Shares Authorized	50,000,000	50,000,000
Common Stock; Shares Issued	12,221,912	11,751,912
Common Stock; Shares Outstanding	12,221,912	11,751,912